Note 18 - Acquisition of Assets from Siemens (Details Textual)				12 Months Ended
	Sep. 23, 2019 USD ($)	Sep. 18, 2019 USD ($)	Sep. 18, 2019 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Sep. 30, 2019 USD ($)	Sep. 18, 2019 AUD ($)
Payments to Acquire Businesses, Gross				$ 0	$ 10,169,456
Business Combination, Contingent Consideration, Liability, Current						$ 1,500,000	$ 1,947,546	$ 1,500,000	$ 2,141,022
Finite-Lived Intangible Asset, Useful Life (Year)				10 years
Amortization of Intangible Assets, Total				$ 1,640,786	$ 443,819
Siemens [Member]
Business Combination, Consideration Transferred, Total		$ 13,000,000	$ 10,169,456
Payments to Acquire Businesses, Gross	$ 11,000,000
Business Combination, Acquisition Related Costs		0
Business Combination, Contingent Consideration, Liability, Current		1,500,000								$ 1,500,000
Business Combination, Contingent Consideration, Liability, Noncurrent		$ 500,000
Business Combination, Recognized IdentifiableAssets Acquired and Liabilities Assumed, Finite-lived Intangibles, Including Effect of Deferred Tax Liability											$ 16,371,996